Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jun. 24, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2016